Intangible Assets - Schedule of Expects Amortization Expense (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Schedule of Expects Amortization Expense [Abstract]
2024	$ 162,746	$ 162,746
2025	162,746	162,746
2026	162,746	162,746
2027	162,746	162,746
2028		162,746
Thereafter	969,468	969,468
Total	$ 1,661,109	$ 1,783,198